Interest and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Components of Interest and Finance Expense

	2024	2023
Interest expense	$47.6	$51.4
Finance fees	5.8	5.8
Accretion expense (Note 18)	31.3	34.2
	$84.7	$91.4